Deferred Income Tax - Summary of Gross Movement of Deferred Income Tax Item (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of deferred income taxes [Line Items]
Beginning balance	S/ 353,839	S/ 48,682	S/ 58,723
Credit to income statement (Note 30)	42,779	263,806	(175)
Adjustment for changes in rates of income tax	1,951	17,105	(2,008)
Credit (charge) to other comprehensive income		15,004	(7,298)
Tax charged to equity		159
Acquisition of a subsidiary	(12,340)	10,363
Acquisition of joint operation	(16,804)		1,476
Other movements	(5,200)	(1,280)	(2,036)
Ending balance	S/ 364,225	S/ 353,839	S/ 48,682